Equity-Accounted Investees and Joint Business - Net of deposits (Details) € in Millions, $ in Millions		1 Months Ended
	Jul. 31, 2021	Jul. 31, 2021	Dec. 31, 2025 USD ($)	Feb. 03, 2025 USD ($)	Feb. 03, 2025 EUR (€)	Jan. 02, 2025 USD ($)	Jan. 02, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Group 3 centers and Group 4 centers
Equity-Accounted Investees and Joint Business
Total business combination cost			$ 140	$ 281	€ 268			€ 134
Group 3 centers
Equity-Accounted Investees and Joint Business
Total business combination cost						$ 79	€ 75
Group 4 centers
Equity-Accounted Investees and Joint Business
Total business combination cost				$ 62	€ 59
Biotek America LLC
Equity-Accounted Investees and Joint Business
Proportion of ownership interest in joint arrangement	75.00%	75.00%
Percentage of economic exposure to assets and liabilities	100.00%	100.00%